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                                                       HARTFORD LIFE



May 2, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT TEN, FORMERLY KNOWN AS PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT ("REGISTRANT")
       PUTNAM HARTFORD CAPITAL MANAGER SERIES V
       FILE NO. 33-73572

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 12, 2001.

If you should have any additional questions, please feel free to contact me at (860) 843-3161.

Sincerely,

/s/ Kelly A. Fortier

Kelly A. Fortier
Senior Legal Assistant